RELATED PARTY TRANSACTIONS (Details Narrative) - Mr Zhi Yang [Member]	1 Months Ended
Oct. 22, 2022 USD ($) shares
Related Party Transaction [Line Items]
Common stock, shares subscribed	12,000,000
Stock paid | $	$ 30,000
Number of shares	12,000,000
Date of payment	Feb. 05, 2024